Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 PreAnalytiX GmbH	Dec. 31, 2013 QIAGEN Finance	Dec. 31, 2013 QIAGEN Euro Finance	Dec. 31, 2012 Scandinavian Gene Synthesis AB	Dec. 31, 2011 Scandinavian Gene Synthesis AB	Dec. 31, 2013 Scandinavian Gene Synthesis AB	Dec. 31, 2013 Pyrobett	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 QIAGEN Finance	May 31, 2006 Convertible Notes 3.25% Due in 2026 QIAGEN Euro Finance
Investment [Line Items]
Ownership percentage			50.00%	100.00%	100.00%		40.00%	40.00%	19.00%
Convertible debt										$ 150.0	$ 300.0
Stated interest rate										1.50%	3.25%
Investment made in company	15.4	15.5
New cost method investments	3.3
Impairment of a cost method investment	3.4	3.4
Payments toward potential future acquisition							9.7
Advance payment towards potential future acquisition							6.7
Equity method investment acquisition (percent)							60.00%
Business combination step acquisition equity interest in acquiree						$ 8.4